Share-Based Compensation (Stock Options Outstanding and Exercisable) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options (in Shares)	172,682	165,801	177,594	246,880
Outstanding options, average life in years		5 years 2 months 12 days
Outstanding options, average exercise price (in dollars per share)		$ 7.35
Exercisable options (in Shares)	139,660	146,067
Exercisable options, average life in years	4 years 2 months 24 days	5 years
Exercisable options, average exercise price (in dollars per share)		$ 7.27
$5.54 to $5.63 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower limit (in dollars per share)		5.54
Exercise price range, upper limit (in dollars per share)		$ 5.63
Outstanding options (in Shares)		55,106
Outstanding options, average life in years		4 years 9 months 18 days
Outstanding options, average exercise price (in dollars per share)		$ 5.60
Exercisable options (in Shares)		48,339
Exercisable options, average life in years		4 years 9 months 18 days
Exercisable options, average exercise price (in dollars per share)		$ 5.59
$6.16 to $7.46 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower limit (in dollars per share)		6.16
Exercise price range, upper limit (in dollars per share)		$ 7.46
Outstanding options (in Shares)		69,990
Outstanding options, average life in years		4 years 9 months 18 days
Outstanding options, average exercise price (in dollars per share)		$ 6.95
Exercisable options (in Shares)		66,774
Exercisable options, average life in years		4 years 8 months 12 days
Exercisable options, average exercise price (in dollars per share)		$ 6.94
$9.30 to $11.98 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower limit (in dollars per share)		9.30
Exercise price range, upper limit (in dollars per share)		$ 11.98
Outstanding options (in Shares)		40,705
Outstanding options, average life in years		6 years 3 months 18 days
Outstanding options, average exercise price (in dollars per share)		$ 10.40
Exercisable options (in Shares)		30,954
Exercisable options, average life in years		6 years
Exercisable options, average exercise price (in dollars per share)		$ 10.60